Summary of Available for Sale Securities (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost		$ 155,869	$ 160,399
Gross Unrealized Gains		335	726
Gross Unrealized Losses		(2,151)	(1,758)
Fair Value		154,053	159,367
US Government Agencies Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost		62,749	64,894
Gross Unrealized Gains		17	132
Gross Unrealized Losses		(998)	(730)
Fair Value		61,768	64,296
US Government-sponsored Enterprises Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost		9,212	11,267
Gross Unrealized Gains		16	97
Gross Unrealized Losses		(11)	0
Fair Value		9,217	11,364
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	[1]	79,134	78,843
Gross Unrealized Gains	[1]	231	475
Gross Unrealized Losses	[1]	(1,135)	(1,016)
Fair Value	[1]	78,230	78,302
Mortgage-backed Securities, Issued by Private Enterprises [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	[1]	70	93
Gross Unrealized Gains	[1]	0	0
Gross Unrealized Losses	[1]	(5)	(6)
Fair Value	[1]	65	87
Collateralized Debt Obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost		1,090	1,157
Gross Unrealized Gains		34	0
Gross Unrealized Losses		0	0
Fair Value		1,124	1,157
US States and Political Subdivisions Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost		500	1,000
Gross Unrealized Gains		0	0
Gross Unrealized Losses		0	0
Fair Value		500	1,000
Tax-exempt Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost		3,114	3,145
Gross Unrealized Gains		37	22
Gross Unrealized Losses		(2)	(6)
Fair Value		$ 3,149	$ 3,161

[1]	(1) Agency securities refer to debt obligations issued or guaranteed by government corporations or government-sponsored enterprises ("GSEs"). Non-agency securities, or private-label securities, are the sole obligation of their issuer and are not guaranteed by one of the GSEs or the U.S. Government.